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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [X]; Amendment Number: 2

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                  0

Form 13F Information Table Entry Total:           42

Form 13F Information Table Value Total       164,896
                                          (thousands)

List of Other Included Managers: None


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
        COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7     COLUMN 8
----------------------------------------------------------------------------------------------------------------
                         TITLE OF             VALUE   SHRS OR  SH/ PUT/  INVESTMENT     OTHER   VOTING AUTHORITY
    NAME OF ISSUER         CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL  DISCRETION   MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------
ALLIANCE CAPITAL MGMT
   HLDG LTD PRT          COMMON   01855A101      618    18,300 SH           SOLE                 --  18,300   --
ALLTEL CORP              COMMON   020039103   11,798   253,274 SH           SOLE                 -- 253,274   --
AVERY DENNISON CORP      COMMON   053611109      709    12,650 SH           SOLE                 --  12,650   --
BB & T CORP              COMMON   054937107      723    18,700 SH           SOLE                 --  18,700   --
BROADWING                COMMON   171871106      104    20,600 SH           SOLE                 --  20,600   --
CHEVRON CORPORATION      COMMON   166764100    5,801    67,150 SH           SOLE                 --  67,150   --
CHUBB CORP               COMMON   171232101      511     7,510 SH           SOLE                 --   7,510   --
CINCINNATI FINANCIAL
   CORP                  COMMON   172062101   30,668   734,570 SH       SHARED-OTHER             -- 734,570   --
CINERGY CORP             COMMON   172474108    1,756    45,250 SH           SOLE                 --  45,250   --
CINTAS CORP              COMMON   172908105      569    11,350 SH           SOLE                 --  11,350   --
COMMERCIAL NET LEASE
   REALTY                COMMON   202218103      262    14,700 SH           SOLE                 --  18,000   --
CONVERGYS CORP           COMMON   212485106      314    18,000 SH           SOLE                 --  24,355   --
DUKE ENERGY CORP         COMMON   264399106      498    24,355 SH           SOLE                 --  16,950   --
DUKE REALTY CORP         COMMON   264411505      525    16,950 SH           SOLE                 --  17,800   --
EQUITABLE RESOURCES INC  COMMON   294549100      764    17,800 SH           SOLE                 -- 645,406   --
EXXON MOBIL CORPORATION  COMMON   30231G102   26,462   645,406 SH       SHARED-OTHER             -- 117,311   --
FIFTH THIRD BANCORP      COMMON   316773100    6,933   117,311 SH           SOLE                 --  26,000   --
FIRST MERIT CORPORATION  COMMON   337915102      705    26,000 SH           SOLE                 --  34,600   --
FORTUNE BRANDS INC       COMMON   349631101    2,474    34,600 SH       SHARED-OTHER             --  40,700   --
GENERAL ELECTRIC CO      COMMON   369604103    1,261    40,700 SH           SOLE                 --  28,950   --
GENUINE PARTS CO         COMMON   372460105      961    28,950 SH           SOLE                 --  14,900   --
HILLENBRAND INDUSTRIES   COMMON   431573104      925    14,900 SH           SOLE                 --  18,682   --
INTEL CORP               COMMON   458140100      599    18,682 SH           SOLE                 --   5,300   --
JEFFERSON PILOT CORP     COMMON   475070108      268     5,300 SH           SOLE                 --  20,421   --
JOHNSON & JOHNSON        COMMON   478160104    1,055    20,421 SH           SOLE                 --  13,900   --
LINCOLN NATIONAL CORP    COMMON   534187109      561    13,900 SH           SOLE                 --  21,950   --
MEDTRONIC INC            COMMON   585055106    1,067    21,950 SH           SOLE                 -- 261,550   --
MERCK & COMPANY          COMMON   589331107   12,084   261,550 SH           SOLE                 --  35,800   --
MICROSOFT CORP           COMMON   594918104      980    35,800 SH           SOLE                 --  65,350   --
MOLEX INC CLASS A        COMMON   608554200    1,915    65,350 SH           SOLE                 --  99,040   --
NATIONAL CITY
   CORPORATION           COMMON   635405103    3,361    99,040 SH           SOLE                 --  14,700   --
PFIZER INC               COMMON   717081103    1,133    32,075 SH           SOLE                 --  32,075   --
PIEDMONT NATURAL GAS     COMMON   720186105    1,106    25,452 SH           SOLE                 --  25,452   --
PNC FINANCIAL SERVICES
   GROUP                 COMMON   693475105    2,545    46,500 SH           SOLE                 --  46,500   --
PROCTER & GAMBLE
   CORPORATION           COMMON   742718109   10,502   105,150 SH           SOLE                 -- 105,150   --
SBC COMMUNICATIONS INC   COMMON   78387G103      248     9,526 SH           SOLE                 --   9,526   --
SKY FINANCIAL GROUP INC  COMMON   83080P103      724    27,900 SH           SOLE                 --  27,900   --
SYSCO CORP               COMMON   871829107      989    26,575 SH           SOLE                 --  26,575   --
U S BANCORP              COMMON   902973304    9,044   303,700 SH           SOLE                 -- 303,700   --
UNITED PARCEL SERVICE -
   CL B                  COMMON   911312106    1,047    14,050 SH           SOLE                 --  14,050   --


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
WELLS FARGO & CO         COMMON   949746101    1,655    28,100 SH           SOLE                 --  28,100   --
WYETH                    COMMON   983024100   18,672   439,850 SH           SOLE                 -- 439,850   --
                                             164,896


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